SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives

Years
Buildings and improvements	45
Equipment and fixtures	5 - 10
Tenant improvements	Shorter of useful life or applicable lease term

Schedule of termination income, net amortization /accretion related to above and below-market tenant leases and termination income

	Successor		Predecessor
	Year Ended December 31, 2011	Period from November 10, 2010 through December 31, 2010	Period from January 1, 2010 through November 9, 2010	Year Ended December 31, 2009

Amortization of straight-line rent	$80,111	$2,804	$28,397	$25,249
Net amortization/accretion of above and below-market tenant leases	(107,714)	(12,283)	5,109	9,128
Lease termination income	16,535	2,227	18,434	20,952

Schedule of straight-line rent receivables

	December 31, 2011	December 31, 2010
	(In thousands)

Straight-line rent receivables, net	$97,565	$14,125

Summary of changes in allowance for doubtful accounts

	Successor		Predecessor
	2011	2010	2010	2009
	(In thousands)
Balance as of January 1, (November 9, 2010 for Successor)	$40,746	$53,670	$69,235	$59,784
Provisions for doubtful accounts	5,621	50	13,294	22,901
Provisions for doubtful accounts in discontinued operations	683	430	2,576	7,430
Write-offs	(14,191)	(13,404)	(31,435)	(20,880)
Balance as of December 31, (November 9, 2010 for Predecessor)	$32,859	$40,746	$53,670	$69,235

Schedule of management fees earned

	Successor		Predecessor
	Year Ended December 31, 2011	Period from November 10, 2010 through December 31, 2010	Period from January 1, 2010 through November 9, 2010	Year Ended December 31, 2009
	(In thousands)
Management fees from affiliates	$60,752	$8,673	$51,257	$66,567

Summary of assets and liabilities that are measured at fair value on a nonrecurring basis

	Total Fair Value Measurement	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)
Year Ended December 31, 2011 (Successor)
Investments in real estate(1)	$46,478	$—	$—	$46,478
For the Period January 1, 2010 through November 9, 2010 (Predecessor)
Investments in real estate(1)	$1,104,934	$—	$141,579	$963,355
Liabilities(2)	15,794,687	—	—	15,794,687
(1)
Refer to Note 3 for more information regarding impairment.

(2)
The fair value of debt relates to the properties that emerged from bankruptcy during the period January 1, 2010 through November 9, 2010.

Summary of gains and losses recorded within earnings as a result of changes in fair value

	Total Loss
			Predecessor
	Successor
			Period from January 1, 2010 through November 9, 2010
	Year Ended December 31, 2011	Period from November 10, 2010 through December 31, 2010		Year Ended December 31, 2009
	(In thousands)
Investments in real estate(1)	$(68,382)	$—	$(35,290)	$(1,031,810)
Liabilities(2)	—	—	(200,921)	(287,991)
(1)
Refer to Note 3 for more information regarding impairment.

(2)
The fair value of liabilities relates to debt on the properties that filed for bankruptcy and emerged during the period from April 9, 2009 through November 9, 2010.

Schedule of components of debt eligible for Fair Value option and similar items not eligible for Fair Value option

	November 9, 2010
	Unpaid Debt Balance of Properties Held for Sale	Fair Value Estimate of Properties Held for Sale	Significant Unobservable Inputs (Level 3)	Total Gain Period from January 1, 2010 through November 9, 2010	Total Gain for the Year Ended December 31, 2009	Interest Expense for the Period from January 1, 2010 through November 9, 2010	Interest Expense for the Year Ended December 31, 2009
	(In thousands)
Mortgages, notes and loans payable	$644,277	$556,415	$556,415	$36,243	$54,224	$29,694	$36,737

Schedule of debt related to certain properties for which fair value option elected

	2011		2010
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
	(In thousands)
Fixed-rate debt	$14,795,370	$14,978,908	$15,416,077	$15,217,325
Variable-rate debt	2,347,644	2,326,533	2,425,680	2,427,845
	$17,143,014	$17,305,441	$17,841,757	$17,645,170